Restructuring and Divestiture Charges - Additional Information (Detail) (USD $)	3 Months Ended			12 Months Ended				6 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended
	Sep. 29, 2012	Mar. 24, 2012	Sep. 25, 2010	Sep. 29, 2012	Sep. 24, 2011	Sep. 25, 2010	Sep. 29, 2012 Indiana [Member ]	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Jun. 30, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2009 GEN-PROBE INCORPORATED [Member]	Jun. 23, 2012 Abandonment of Adiana Product Line [Member]	Mar. 24, 2012 Abandonment of Adiana Product Line [Member]	Sep. 29, 2012 Abandonment of Adiana Product Line [Member]	Sep. 29, 2012 Consolidation of Diagnostics Operations [Member]	Sep. 29, 2012 Consolidation of Diagnostics Operations [Member]	Sep. 29, 2012 Closure of Indianapolis Facility [Member]	Sep. 29, 2012 Consolidation of Selenium Panel Coating Production [Member] Minimum [Member]	Sep. 29, 2012 Consolidation of Selenium Panel Coating Production [Member] Maximum [Member]	Sep. 29, 2012 Other Operating Cost Reductions [Member]	Mar. 24, 2012 Other Operating Cost Reductions [Member]
Restructuring Cost and Reserve [Line Items]
Divestiture charges		$ 18,300,000											$ 19,500,000	$ 18,300,000
Restructuring charges - cost of product sales															19,100,000
Other restructuring charges															400,000
Impairment charges related to inventory															9,900,000
Impairment charges related to manufacturing equipment															6,500,000
Charges related to outstanding contractual obligations															2,700,000
Severance charges	300,000		900,000												100,000	13,300,000	900,000	900,000	1,200,000	1,400,000	100,000
Restructuring charges not recorded in cost of product sales															300,000
Stock-based compensation expense				40,572,000	35,472,000	34,160,000		12,591,000	12,859,000	24,741,000	24,075,000	23,420,000				3,500,000
Additional severance charges																1,100,000
Estimated aggregate severance charges																	6,400,000	7,000,000
Exiting charges						700,000											600,000
State of Indiana employee credits accrual							900,000
Charges related to termination of lease																						400,000
Proceeds from sale of minor non-core product line	1,100,000
Net gain on sale of minor non-core product line	400,000
Estimated expenses related to consolidation								4,500,000		4,500,000
Cumulative termination costs								1,200,000		2,700,000	1,100,000
Cost incurred to date								$ 5,000,000